VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2021 are summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2020	3,867,871	(560,727)	3,307,144
Depreciation		(67,451)
Additions to vessels and equipment	4,611
Transfers from Newbuildings	96,683
Balance at June 30, 2021	3,969,165	(628,178)	3,340,987

In the six months ended June 30, 2021, the Company took delivery of two LR2 tankers, Front Fusion and Front Future, from SWS. The Company also completed the installation of EGCSs on one vessel during the period.